Borrowings - Short-term and long-term borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016
Debt Instrument [Line Items]
Capital leases, weighted average discount rate	7.00%		4.50%
Short-term borrowings
Total short-term borrowings	$ 2,037	[1]	$ 239
Long-term borrowings
Capital leases	87		1
Other long-term borrowings	22		37
Total long-term borrowings	6,312		38
Total debt	$ 8,349		$ 277
Other long-term borrowings
Debt Instrument [Line Items]
Weighted average rate	1.90%		1.20%
Senior Notes | 3.2% Senior Notes due August 2021
Debt Instrument [Line Items]
Stated interest rate	3.20%
Weighted average rate	2.50%
Long-term borrowings
Long-term borrowings	$ 526		$ 0
Senior Notes | 2.773% Senior Notes due December 2022
Debt Instrument [Line Items]
Stated interest rate	2.773%
Weighted average rate	2.90%
Long-term borrowings
Long-term borrowings	$ 1,244		0
Senior Notes | 3.337% Senior Notes due December 2027
Debt Instrument [Line Items]
Stated interest rate	3.337%
Weighted average rate	3.40%
Long-term borrowings
Long-term borrowings	$ 1,342		0
Senior Notes | 6.875% Notes due January 2029
Debt Instrument [Line Items]
Stated interest rate	6.875%
Weighted average rate	3.90%
Long-term borrowings
Long-term borrowings	$ 308		0
Senior Notes | 5.125% Notes due September 2040
Debt Instrument [Line Items]
Stated interest rate	5.125%
Weighted average rate	4.10%
Long-term borrowings
Long-term borrowings	$ 1,311		0
Senior Notes | 4.080% Senior Notes due December 2047
Debt Instrument [Line Items]
Stated interest rate	4.08%
Weighted average rate	4.10%
Long-term borrowings
Long-term borrowings	$ 1,337		0
Debentures | 8.55% Debentures due June 2024
Debt Instrument [Line Items]
Stated interest rate	8.55%
Weighted average rate	3.90%
Long-term borrowings
Long-term borrowings	$ 135		$ 0
Short-term bank borrowings
Debt Instrument [Line Items]
Weighted average rate	12.60%		9.10%
Short-term borrowings
Short-term borrowings	$ 171		$ 79
Current portion of long-term borrowings
Debt Instrument [Line Items]
Weighted average rate	2.10%		1.30%
Short-term borrowings
Current portion of long-term borrowings	$ 639		$ 34
Short-term borrowings from GE
Short-term borrowings
Short-term borrowings	$ 1,124		$ 121
Other short-term borrowings
Debt Instrument [Line Items]
Weighted average rate	7.60%		1.30%
Short-term borrowings
Short-term borrowings	$ 103		$ 5

[1]	Total assets include $1,124 million of assets held on behalf of GE, of which $997 million is cash and equivalents and $127 million is investment securities at December 31, 2017 and a corresponding amount of liability is reported in short-term borrowings. See "Note 18. Related Party Transactions" for further details.